Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalent break down as follows:

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Cash and bank accounts	21,629	38,576
Short-term bank deposits	—	2,813
Net Cash and cash equivalents	21,629	41,388